INVESTMENTS - Schedule of Master Trust Net Assets (Details) - EBP 310 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
At fair value:
Total investments at fair value	$ 488,511,000	$ 442,383,000
Liabilities:
NET ASSETS AVAILABLE FOR BENEFITS	518,046,000	470,357,000
Master Trust Balances
At fair value:
Total investments at fair value	6,568,083,000	5,644,890,000
At contract value:
Total investments at contract value	671,822,000	687,944,000
Receivables:
Pending receivable	40,687,000	37,618,000
Accrued balance	421,000	382,000
Receivables	41,108,000	38,000,000
Total assets	7,281,013,000	6,370,834,000
Liabilities:
Accrued expenses	749,000	497,000
Total liabilities	749,000	497,000
NET ASSETS AVAILABLE FOR BENEFITS	7,280,264,000	6,370,337,000
Master Trust Balances | Short-term investment funds
At fair value:
Total investments at fair value	21,639,000	21,658,000
Master Trust Balances | HII common stock
At fair value:
Total investments at fair value	274,356,000	181,010,000
Master Trust Balances | Collective trust funds
At fair value:
Total investments at fair value	5,820,851,000	5,040,576,000
Master Trust Balances | Schwab Personal Choice Retirement Account
At fair value:
Total investments at fair value	451,237,000	401,646,000
Master Trust Balances | Synthetic guaranteed investment contracts
At contract value:
Total investments at contract value	671,822,000	687,944,000
Plan's Interest in Master Trust Balances
At fair value:
Total investments at fair value	450,541,000	402,455,000
At contract value:
Total investments at contract value	36,756,000	38,882,000
Receivables:
Pending receivable	0	0
Accrued balance	421,000	382,000
Receivables	421,000	382,000
Total assets	487,718,000	441,719,000
Liabilities:
Accrued expenses	0	0
Total liabilities	0	0
NET ASSETS AVAILABLE FOR BENEFITS	487,718,000	441,719,000
Plan's Interest in Master Trust Balances | Short-term investment funds
At fair value:
Total investments at fair value	1,167,000	1,207,000
Plan's Interest in Master Trust Balances | HII common stock
At fair value:
Total investments at fair value	5,307,000	4,400,000
Plan's Interest in Master Trust Balances | Collective trust funds
At fair value:
Total investments at fair value	444,067,000	396,848,000
Plan's Interest in Master Trust Balances | Schwab Personal Choice Retirement Account
At fair value:
Total investments at fair value	0	0
Plan's Interest in Master Trust Balances | Synthetic guaranteed investment contracts
At contract value:
Total investments at contract value	$ 36,756,000	$ 38,882,000